Leases - Right Of Use Assets (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Additions	$ 26.2
Depreciation, right-of-use assets	17.2
Net right-of-use assets reclassified to assets held for sale	(7.2)
Right-of-use assets, ending balance	43.3
Machinery and Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Additions	15.3
Depreciation, right-of-use assets	9.1
Net right-of-use assets reclassified to assets held for sale	(2.7)
Right-of-use assets, ending balance	22.7
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Additions	8.0
Depreciation, right-of-use assets	7.0
Net right-of-use assets reclassified to assets held for sale	(4.5)
Right-of-use assets, ending balance	13.5
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Additions	2.9
Depreciation, right-of-use assets	1.1
Net right-of-use assets reclassified to assets held for sale	0.0
Right-of-use assets, ending balance	$ 7.1